Schedule of Reserved Shares of Common Stock for Future Issuance (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Reserved shares of common stock for future issuance	16,375,911	7,772,553	[1]
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Reserved shares of common stock for future issuance	686,880	1,700,058
Equity Shares Warrant [Member]
Class of Stock [Line Items]
Reserved shares of common stock for future issuance	2,108,070
SPAC Public and Private Placement Warrants [Member]
Class of Stock [Line Items]
Reserved shares of common stock for future issuance	13,458,750
Warrant [Member]
Class of Stock [Line Items]
Issuance of warrants pursuant to conversion of convertible note.(refer note 10)	30,000
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Reserved shares of common stock for future issuance		5,950,673
Common Stock Warrants [Member]
Class of Stock [Line Items]
Reserved shares of common stock for future issuance	92,211	92,211
Common Stock Contingent Obligation [Member]
Class of Stock [Line Items]
Reserved shares of common stock for future issuance		29,611

[1]	Includes 6,772 stock options as of December 31, 2024 that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes (Refer to “The Promissory Notes Transactions” in “Note 14 - Stock-based Compensation “).